Marketable Securities (Details Narrative) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Total gains (losses) on financial assets at fair value through profit or loss	$ 160	$ (239)
Investement in Bravada common shares
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Share price	$ 0.13	$ 0.07
Fair value of marketable securities	$ 346	$ 186
Total gains (losses) on financial assets at fair value through profit or loss	$ 160	$ 239